Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

18. PROPERTY, PLANT AND EQUIPMENT, NET

	Upstream Assets
	Development & Production	Other Upstream	Refining Equipment	Other (1)	Total
COST
As at December 31, 2018	28,046	333	5,632	1,213	35,224
Adjustment for Change in Accounting Policy (2)	-	-	(4)	-	(4)
Additions	695	-	228	193	1,116
Change in Decommissioning Liabilities	340	-	9	5	354
Exchange Rate Movements and Other	(9)	-	(288)	3	(294)
Divestitures (Note 8)	(40)	-	-	-	(40)
As at December 31, 2019	29,032	333	5,577	1,414	36,356
Additions	475	-	243	93	811
Transfers From E&E Assets (Note 17)	6	41	-	-	47
Change in Decommissioning Liabilities	(11)	-	3	2	(6)
Exchange Rate Movements and Other	(6)	-	(152)	(1)	(159)
Divestitures	(3)	-	-	-	(3)
As at December 31, 2020	29,493	374	5,671	1,508	37,046

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2018	3,918	333	1,442	833	6,526
Adjustment for Change in Accounting Policy (2)	-	-	(1)	-	(1)
Depreciation, Depletion and Amortization	1,735	-	241	75	2,051
Impairment Charges (Note 10)	20	-	-	10	30
Exchange Rate Movements and Other	31	-	(86)	-	(55)
Divestitures (Note 8)	(29)	-	-	-	(29)
As at December 31, 2019	5,675	333	1,596	918	8,522
Depreciation, Depletion and Amortization	1,768	-	242	109	2,119
Impairment Charges (Note 10)	607	-	450	52	1,109
Exchange Rate Movements and Other	(22)	-	(93)	-	(115)
As at December 31, 2020	8,028	333	2,195	1,079	11,635

CARRYING VALUE
As at December 31, 2018	24,128	-	4,190	380	28,698
As at December 31, 2019	23,357	-	3,981	496	27,834
As at December 31, 2020	21,465	41	3,476	429	25,411
(1)	Primarily consists of crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)	Effective January 1, 2019, the Company adopted IFRS 16.

PP&E includes the following amounts in respect of assets under construction and not subject to DD&A:

As at December 31,	2020	2019
Development and Production	1,807	1,836
Refining Equipment	226	172
	2,033	2,008